DEBT (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of Debt
Debt at June 30, 2022 and December 31, 2021 is summarized as follows:

(in thousands of $)	2022	2021
$275.0 million term loan and revolving facility	275,000	—
$304.0 million loan and revolving facility	225,970	235,315
$155.3 million term loan	95,373	121,573
$93.75 million term loan	74,027	77,314
$131.79 million term loan	93,768	98,681
$420.0 million term loan	—	280,387
$175.0 million term loan and revolving facility	117,432	122,477
$260.0 million term loan	250,715	256,905
$120.0 million term loan	77,790	81,071
U.S. dollar denominated floating rate debt	1,210,075	1,273,723
Deferred charges	(12,606)	(11,378)
Total debt	1,197,469	1,262,345
Less: current portion	(96,070)	(105,864)
Total	1,101,399	1,156,481

Movements during the six months ended June 30, 2022 are summarized as follows:

(in thousands of $)	Floating rate debt	Deferred charges	Total
Balance at December 31, 2021	1,273,723	(11,378)	1,262,345
Loan draw downs	275,000	—	275,000
Loan repayments	(338,648)	—	(338,648)
Capitalized financing fees and expenses	—	(2,890)	(2,890)
Amortization of capitalized fees and expenses	—	1,662	1,662
Balance at June 30, 2022	1,210,075	(12,606)	1,197,469

Schedule of Maturities of Long-term Debt	The total outstanding debt at June 30, 2022 is repayable as follows:

(in thousands of $)
2022 (remaining six months)	67,603
2023	94,479
2024	275,672
2025	285,222
2026	116,610
2027	187,870
2028	182,619
Total	1,210,075
Deferred charges	(12,606)
Balance at June 30, 2022	1,197,469